Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.18%
Communication services: 1.78%
Entertainment: 0.93%
Warner Music Group Corp. Class A	212,209	$7,594,960
Interactive media & services: 0.85%
Bumble, Inc. Class A†	471,163	6,944,943
Consumer discretionary: 11.19%
Distributors: 1.27%
LKQ Corp.	217,928	10,414,779
Diversified consumer services: 1.46%
Service Corp. International	173,676	11,888,122
Hotels, restaurants & leisure: 1.28%
Planet Fitness, Inc. Class A†	143,352	10,464,696
Household durables: 0.91%
Mohawk Industries, Inc.†	71,639	7,414,637
Specialty retail: 6.27%
Burlington Stores, Inc.†	95,549	18,582,369
Leslie’s, Inc.†	1,795,419	12,406,345
National Vision Holdings, Inc.†	357,946	7,491,810
Revolve Group, Inc.†	486,060	8,058,875
Tractor Supply Co.	21,924	4,714,318
		51,253,717
Consumer staples: 2.35%
Food products: 1.21%
Nomad Foods Ltd.†	585,894	9,930,903
Household products: 1.14%
Church & Dwight Co., Inc.	98,181	9,283,996
Financials: 12.65%
Banks: 2.95%
Pinnacle Financial Partners, Inc.	141,924	12,378,611
Webster Financial Corp.	230,781	11,714,444
		24,093,055
Capital markets: 2.49%
Cboe Global Markets, Inc.	51,835	9,255,658
Raymond James Financial, Inc.	99,395	11,082,542
		20,338,200
Financial services: 1.49%
Essent Group Ltd.	231,156	12,191,167
Insurance: 5.72%
Arch Capital Group Ltd.†	162,160	12,043,623
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Insurance(continued)
Axis Capital Holdings Ltd.	203,003	$11,240,276
First American Financial Corp.	201,393	12,977,765
Reinsurance Group of America, Inc.	64,659	10,460,533
		46,722,197
Health care: 12.61%
Biotechnology: 0.10%
Sage Therapeutics, Inc.†	36,542	791,865
Health care equipment & supplies: 4.49%
Haemonetics Corp.†	132,076	11,293,819
Integer Holdings Corp.†	128,340	12,715,927
LivaNova PLC†	244,503	12,650,585
		36,660,331
Health care providers & services: 2.92%
HealthEquity, Inc.†	217,045	14,390,083
Humana, Inc.	20,659	9,457,897
		23,847,980
Health care technology: 0.52%
Schrodinger, Inc.†	119,297	4,270,833
Life sciences tools & services: 4.58%
Azenta, Inc.†	236,503	15,405,805
Bio-Rad Laboratories, Inc. Class A†	46,765	15,099,951
Sotera Health Co.†	410,976	6,924,946
		37,430,702
Industrials: 22.48%
Aerospace & defense: 2.52%
Melrose Industries PLC	2,029,617	14,678,931
MTU Aero Engines AG	27,602	5,949,508
		20,628,439
Building products: 3.35%
AZEK Co., Inc.†	272,948	10,440,261
Carlisle Cos., Inc.	54,134	16,913,085
		27,353,346
Commercial services & supplies: 2.40%
Republic Services, Inc.	47,432	7,822,011
Stericycle, Inc.†	237,710	11,780,908
		19,602,919
Construction & engineering: 1.46%
API Group Corp.†	344,674	11,925,720
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Electrical equipment: 3.98%
Atkore, Inc.†	92,034	$14,725,440
Regal Rexnord Corp.	120,233	17,796,889
		32,522,329
Machinery: 1.06%
Ingersoll Rand, Inc.	112,096	8,669,505
Professional services: 5.58%
CACI International, Inc. Class A†	37,461	12,132,119
Dun & Bradstreet Holdings, Inc.	927,841	10,855,740
TransUnion	157,049	10,790,837
WNS Holdings Ltd. ADR†	186,716	11,800,451
		45,579,147
Trading companies & distributors: 2.13%
Air Lease Corp.	263,896	11,067,798
United Rentals, Inc.	10,989	6,301,313
		17,369,111
Information technology: 16.44%
Electronic equipment, instruments & components: 3.79%
Littelfuse, Inc.	45,894	12,279,399
Teledyne Technologies, Inc.†	41,804	18,656,707
		30,936,106
IT services: 1.86%
Okta, Inc.†	168,382	15,243,622
Semiconductors & semiconductor equipment: 3.67%
Marvell Technology, Inc.	268,151	16,172,187
ON Semiconductor Corp.†	165,336	13,810,516
		29,982,703
Software: 7.12%
CCC Intelligent Solutions Holdings, Inc.†	436,913	4,976,439
Instructure Holdings, Inc.†	371,458	10,033,081
PagerDuty, Inc.†	548,407	12,695,622
Q2 Holdings, Inc.†	294,505	12,784,462
Riskified Ltd. Class A†	611,530	2,861,960
SPS Commerce, Inc.†	39,189	7,596,396
WalkMe Ltd.†	675,896	7,211,810
		58,159,770
Materials: 7.18%
Chemicals: 5.00%
Ashland, Inc.	195,500	16,482,605
Olin Corp.	241,889	13,049,911
Westlake Corp.	80,459	11,261,042
		40,793,558
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Containers & packaging: 1.56%
Crown Holdings, Inc.	138,567	$12,760,635
Metals & mining: 0.62%
Reliance Steel & Aluminum Co.	18,095	5,060,810
Real estate: 9.50%
Industrial REITs : 1.71%
Terreno Realty Corp.	222,421	13,939,124
Residential REITs : 4.70%
American Homes 4 Rent Class A	298,908	10,748,732
Apartment Income REIT Corp.	306,603	10,648,322
Sun Communities, Inc.	127,095	16,986,247
		38,383,301
Specialized REITs : 3.09%
Gaming & Leisure Properties, Inc.	223,857	11,047,343
SBA Communications Corp.	55,974	14,200,044
		25,247,387
Total common stocks (Cost $609,987,516)		785,694,615
Investment companies: 1.51%
Exchange-traded funds: 1.51%
SPDR S&P Biotech ETF	137,725	12,297,465
Total investment companies (Cost $8,246,249)		12,297,465

		Yield
Short-term investments: 2.47%
Investment companies: 2.47%
Allspring Government Money Market Fund Select Class♠∞		5.28%	20,183,840	20,183,840
Total short-term investments (Cost $20,183,840)				20,183,840
Total investments in securities (Cost $638,417,605)	100.16%			818,175,920
Other assets and liabilities, net	(0.16)			(1,317,163)
Total net assets	100.00%			$816,858,757

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,402,705	$56,240,025	$(67,458,890)	$0	$0	$20,183,840	20,183,840	$194,489
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 5

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Common Stock Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,539,903	$0	$0	$14,539,903
Consumer discretionary	91,435,951	0	0	91,435,951
Consumer staples	19,214,899	0	0	19,214,899
Financials	103,344,619	0	0	103,344,619
Health care	103,001,711	0	0	103,001,711
Industrials	183,650,516	0	0	183,650,516
Information technology	134,322,201	0	0	134,322,201
Materials	58,615,003	0	0	58,615,003
Real estate	77,569,812	0	0	77,569,812
Investment companies	12,297,465	0	0	12,297,465
Short-term investments
Investment companies	20,183,840	0	0	20,183,840
Total assets	$818,175,920	$0	$0	$818,175,920
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Common Stock Fund | 7